Financial instruments by category (Schedule of Cash at Bank and Other Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Financial instrument category [Line Items]
Financial assets	$ 179,533	$ 350,573
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	100,329	297,847
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Aaa Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	2,016
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Aa1 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	46,188
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Aa2 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	7,145
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Aa3 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	3,315	153,330
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, A1 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	1,035	94,495
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, A3 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	93	9,765
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Baa1 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	25,068	20,114
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Baa2 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	3,312	9,017
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Baa3 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	8,304	4,091
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Ba1 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	389	234
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Ba2 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	1	1
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, B1 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	0	930
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, B3 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	2,346	37
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Moody's, Caa1 Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	0	3
Financial instruments not credit-impaired [member] | Cash at bank and other financial asset [Member] | Counterparties Without an External Credit Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	$ 1,117	$ 5,830